Parent Only Financial Information (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Yingli Green Energy (Parent Company) USD ($)	Dec. 31, 2013 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2012 Yingli Green Energy (Parent Company) CNY	Dec. 31, 2011 Yingli Green Energy (Parent Company) CNY
Operating activities:
Net cash provided by (used in) operating activities	$ 58,237	352,551	(2,055,694)	340,829	$ (24,496)	(148,292)	(125,541)	(143,769)
Investing activities:
Investment in subsidiaries					(18,874)	(114,256)	(294,285)	(725,010)
Repayment of amounts due from subsidiaries					60,828	368,232	710,998	580,404
Net cash used in investing activities	(110,773)	(670,585)	(2,027,791)	(5,504,655)	41,954	253,976	416,713	(144,606)
Cash flows from financing activities
Proceeds from short-term borrowings	1,036,615	6,275,359	8,752,384	7,034,958			109,191	578,435
Repayment of short-term borrowings	(1,170,441)	(7,085,496)	(11,339,100)	(6,344,037)	(18,153)	(109,891)	(558,165)
Proceeds from exercise of options	662	4,005		601	662	4,005		601
Payment for the repurchase of the convertible senior notes			(7,552)				(7,552)
Payment for share repurchase			(3,493)	(123,838)			(3,493)	(123,838)
Net cash provided by (used in) financing activities	(103,977)	(629,450)	2,003,847	3,554,893	(17,491)	(105,886)	(460,019)	455,198
Net decrease in cash and cash equivalents	(161,783)	(979,387)	(2,096,173)	(1,675,094)	(33)	(202)	(168,847)	166,823
Cash and cash equivalents at beginning of year	344,395	2,084,865	4,181,038	5,856,132	777	4,706	173,553	6,730
Cash and cash equivalents at end of year	182,612	1,105,478	2,084,865	4,181,038	744	4,504	4,706	173,553
Non-cash investing and financing transactions:
Conversion of senior secured convertible notes to ordinary shares			130,127				130,127